Note 7 - Notes Payable (Details Textual) - USD ($)		3 Months Ended		12 Months Ended
	Feb. 28, 2018	Mar. 31, 2020	Mar. 31, 2019	Dec. 31, 2019	Dec. 31, 2018
Proceeds from Notes Payable, Total					$ 300,000
Interest Expense, Total		$ 1,142	$ 1,128	4,495	2,590
Senior Notes [Member]
Proceeds from Notes Payable, Total	$ 50,000
Debt Instrument, Interest Rate, Stated Percentage	5.00%
Long-Term Debt, Maturity, Remainder of Fiscal Year		8,964
Long-Term Debt, Maturity, Year Two		12,487
Long-Term Debt, Maturity, Year Three		13,126
Long-term Debt, Maturities, Repayments of Principal in Year Four		2,252		2,243
Interest Expense, Total		$ 485	$ 621	$ 2,097	$ 2,083